MERIDIAN FUND, INC.®

(“Meridian”)

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund® (formerly known as Meridian Value Fund®)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 11, 2013 to the

Statement of Additional Information (the “SAI”) dated November 1, 2012, as supplemented

On May 15, 2013, Arrowpoint AIM LLC, a wholly-owned subsidiary of Arrowpoint Asset Management, LLC (“Arrowpoint”), entered into an agreement with Aster Investment Management Co., Inc., the previous investment adviser to the Funds (“Aster”), to acquire substantially all of Aster’s assets, including its management rights with respect to the Funds (the “Transaction”). The Transaction was subject to certain conditions to closing, including, among others, approval by Meridian’s Board of Directors and by each Fund’s shareholders of a new investment management agreement between Arrowpoint and Meridian, on behalf of each of the Funds; such approvals were obtained on June 11, 2013 and August 28, 2013, respectively.

The Transaction closed on September 5, 2013, and, as a result, the following proposals became effective as of that date:

•	Approval of a new investment management agreement between Arrowpoint and Meridian, on behalf of each of the Funds.

•	Amendment of each Fund’s fundamental investment restrictions with respect to issuer diversification requirements.

•	Amendment of each Fund’s fundamental investment restriction with respect to entering into repurchase agreements and making loans.

•	Amendment of each Fund’s fundamental investment restriction with respect to short sales of securities.

•	Elimination of each Fund’s fundamental investment restriction with respect to purchasing and writing put and call options.

In view of the foregoing, and other related matters, the SAI for each of the Funds is hereby supplemented as follows:

1.	Change of Fund Name. Effective as of September 5, 2013, the name of the Meridian Value Fund has been changed to the Meridian Contrarian Fund. The investment objective, investment policies and investment strategies of the Fund have not been changed in connection with the name change for the Fund and the current portfolio managers will continue to manage the Fund, along with an additional co-portfolio manager.

As a result of this change, all references to the “Meridian Value Fund” in the SAI are deleted and replaced with the “Meridian Contrarian Fund”, except as the context may otherwise require.

2.	Change of Investment Adviser. Arrowpoint is the investment adviser to the Funds.

•	All references to the “Investment Adviser” in the SAI are deemed to be references to Arrowpoint, except as the context may otherwise require.

•	The first three paragraphs in the section of the SAI entitled “Investment Management” are deleted and replaced in their entirety with the following:

Meridian has retained as investment adviser for the Funds, Arrowpoint Asset Management, LLC (the Investment Adviser), located at 100 Fillmore St., Suite 325, Denver, CO 80206.

The Investment Adviser was founded in 2007 and provides investment management services to the Funds, as well as to high-net-worth individuals and associated trusts, estates, endowments, foundations (separate accounts) and privately offered limited partnerships and corporate vehicles (private funds). The Investment Adviser is 100% privately owned by its principals. David Corkins and Minyoung Sohn, each a principal, hold a controlling interest in the Investment Adviser.

Management Agreement – The Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Investment Adviser, dated September 5, 2013 (the “Management Agreement”), provides that the Investment Adviser will provide investment advisory services to the Funds, including the discretionary authority to manage the investment and reinvestment of the cash and securities in the accounts of each Fund and executing, or causing the execution of, the Funds’ purchase and sale orders.

On May 15, 2013, Aster Investment Management Co., Inc. (the “Previous Investment Adviser”) entered into an agreement (the “Asset Purchase Agreement”) to sell substantially all of its assets, including its rights with respect to the Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Previous Investment Adviser, dated July 13, 2012 (the “Aster Management Agreement”), and transfer certain liabilities to Arrowpoint AIM LLC, a wholly-owned subsidiary of the Investment Adviser (the “Transaction”). The Transaction was subject to certain conditions to closing, including, among others, approval by the Board and by each Fund’s shareholders of a new investment management agreement between the Investment Adviser and Meridian, on behalf of each of the Funds; such approvals were obtained on June 11, 2013 and August 28, 2013, respectively. The closing of the Transaction occurred on September 5, 2013 and resulted in the automatic termination of the Aster Management Agreement.

There are no material differences between the Management Agreement and the Aster Management Agreement. In this regard, the Management Agreement and the Aster Management Agreement contain the same terms, conditions, and fee rates, including applicable breakpoints, and provide for the same management services.

Prior to September 5, 2013, the Funds were managed by the Previous Investment Adviser, pursuant to the Aster Management Agreement and, from March 1, 2012 to July 13, 2012, pursuant to interim investment management agreements approved by the Board in accordance with Rule 15a-4 under the 1940 Act. Prior to that, the Funds were managed by the Previous Investment Adviser under an Investment Management Agreement, Power of Attorney and Service Agreement, dated November 1, 2000 (for Meridian Growth Fund and Meridian Contrarian Fund), and an Investment Management Agreement, dated January 31, 2005 (for Meridian Equity Income Fund).

3.	Changes to Certain Fundamental Investment Restrictions. Certain fundamental investment restrictions of each Fund listed under the section entitled “Investment Restrictions” have changed as follows:

•	Fundamental investment restrictions (1) and (3) are deleted and replaced in their entirety with the following:

with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

•	Fundamental investment restriction (8) is deleted and replaced in its entirety with the following:

make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

•	Fundamental investment restrictions (9) and (17) are deleted in their entirety.

•	The following language is inserted as the third to last paragraph in the section:

In addition, as a non-fundamental investment policy, each Fund may engage in short sales, which involves selling a security that a Fund borrows and does not own. The Board may impose limits on a Fund’s investments in short sales, as described in the Funds’ Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

4.	Portfolio Manager Changes. The portfolio managers primarily responsible for overseeing the investments of the Meridian Growth Fund have changed. In addition, Mr. Larry Cordisco has joined the existing portfolio managers of the Meridian Equity Income Fund and the Meridian Contrarian Fund.

•	The first two paragraphs and tables under the caption “Investment Management – Portfolio Management” are deleted and replaced in their entirety with the following:

Mr. Chad Meade and Mr. Brian Schaub, CFA serve as Co-Portfolio Managers of the Meridian Growth Fund and have responsibility for the day-to-day management of such Fund. Mr. James England, CFA, Mr. James O’Connor, CFA, and Mr. Larry Cordisco serve as Co-Portfolio Managers of the Meridian Equity Income Fund and the Meridian Contrarian Fund and have responsibility for the day-to-day management of such Funds.

The following tables provide information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of June 30, 2013.

Larry Cordisco

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

James England, CFA

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Chad Meade

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

James O’Connor, CFA

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Brian Schaub, CFA

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

•	The information under the caption “Investment Management – Portfolio Management – Ownership of Securities” is deleted and replaced in its entirety with the following information:

Ownership of Securities – The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager, as of June 30, 2013, in each Fund they manage.

Name of Portfolio Manager	Dollar Ranges of Equity Securities Beneficially Owned by Portfolio Manager
Larry Cordisco	Meridian Equity Income Fund – None Meridian Contrarian Fund – ($10,001 – $50,000)

James England	Meridian Equity Income Fund – ($1 – $10,000) Meridian Contrarian Fund – (Over $1,000,000)

Chad Meade	Meridian Growth Fund – None

James O’Connor	Meridian Equity Income Fund – ($1 – $10,000) Meridian Contrarian Fund – ($100,001 – $500,000)

Brian Schaub	Meridian Growth Fund – None

5.	Officers. The information in the table under the caption “Information about the Directors and Officer of Meridian Fund, Inc. - Officer” is deleted and replaced in its entirety with the following:

Officers

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

David Corkins (46)	President (Principal Executive Officer)	Since September 5, 2013	Co-Founder, Principal and Portfolio Manager, Arrowpoint Asset Management, LLC

Rick Grove (44)	Vice President, Secretary and Chief Compliance Officer	Since September 5, 2013	Chief Operating Officer and Chief Compliance Officer, Arrowpoint Asset Management, LLC; formerly, Chief Compliance Officer, Black Creek Global Advisor and Chief Compliance Officer, Dividend Capital Closed-End Funds

Derek Mullins (39)	Chief Financial Officer (Principal Financial Officer) and Treasurer	Since September 5, 2013	Controller, Arrowpoint Asset Management, LLC; formerly, Director of Operations, Black Creek Global Advisor and Secretary and Assistant Treasurer, Dividend Capital Closed-End Funds

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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